UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-08359
                                   ---------------------------------------------

        The Westport Funds
--------------------------------------------------------------------------------
(Exact name of registrant as specified in charter)

        253 Riverside Avenue, Westport, Connecticut 06880
--------------------------------------------------------------------------------
(Address of principal executive offices)          (Zip code)

Edmund H. Nicklin, Jr., 253 Riverside Avenue, Westport, Connecticut 06880
--------------------------------------------------------------------------------
(Name and address of agent for service)

Registrant's telephone number, including area code:  (888) 593-7878
                                                   -----------------------------

Date of fiscal year end:   12/31
                        -------------

Date of reporting period:  09/30/06
                         -----------

      Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policy making roles.

      A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Schedule of Investments

THE WESTPORT FUNDS
WESTPORT FUND
PORTFOLIO OF INVESTMENTS
September 30, 2006 (Unaudited)
--------------------------------------------------------------------------------

                                                                                       Market
COMMON STOCKS -- 96.6%                                                  Shares         Value
-----------------------------------------------------------------------------------------------
Broadcasting/Cable TV/Advertising -- 5.3%
Cox Radio, Inc. - Class A (a) ......................................    106,000     $ 1,627,100
Interpublic Group of Companies, Inc. (a) ...........................    110,200       1,090,980
                                                                                    -----------
                                                                                      2,718,080
                                                                                    -----------

Business Products & Services -- 18.4%
CA, Inc. ...........................................................     70,000       1,658,300
CACI International, Inc. (a) .......................................     32,500       1,787,825
ChoicePoint, Inc. (a) ..............................................     25,000         895,000
Diebold, Inc. ......................................................     20,000         870,600
MRO Software, Inc. (a) .............................................     50,000       1,283,500
Parametric Technology Corp. (a) ....................................     48,000         838,080
Synopsys, Inc. (a) .................................................    100,000       1,971,999
                                                                                    -----------
                                                                                      9,305,304
                                                                                    -----------

Chemicals -- 5.8%
Praxair, Inc. ......................................................     50,000       2,958,000
                                                                                    -----------

Communications Equipment & Services -- 1.6%
Rockwell Collins, Inc. .............................................     15,000         822,600
                                                                                    -----------

Consumer Products & Services -- 4.9%
Claire's Stores, Inc. ..............................................     52,500       1,530,900
Del Monte Foods Company ............................................     90,000         940,500
                                                                                    -----------
                                                                                      2,471,400
                                                                                    -----------

Healthcare Products & Services -- 11.4%
Caremark Rx, Inc. ..................................................     55,000       3,116,850
Laboratory Corporation of America Holdings (a) .....................     41,000       2,688,370
                                                                                    -----------
                                                                                      5,805,220
                                                                                    -----------

Industrial Specialty Products -- 18.0%
Amphenol Corp. .....................................................     30,000       1,857,900
FEI Company (a) ....................................................     12,000         253,320
International Rectifier Corp. (a) ..................................     40,000       1,393,600
Pall Corp. .........................................................     50,000       1,540,500
Precision Castparts Corp. ..........................................     55,000       3,473,800
Texas Instruments, Inc. ............................................     20,064         667,128
                                                                                    -----------
                                                                                      9,186,248
                                                                                    -----------

Insurance -- 2.1%
Hilb, Rogal & Hobbs Company ........................................     25,400       1,083,310
                                                                                    -----------

Medical Products & Services -- 3.6%
Abbott Laboratories ................................................     37,500       1,821,000
                                                                                    -----------

THE WESTPORT FUNDS
WESTPORT FUND
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2006 (Unaudited)
--------------------------------------------------------------------------------

                                                                                       Market
COMMON STOCKS -- 96.6% (Continued)                                       Shares        Value
-----------------------------------------------------------------------------------------------
Oil & Gas Producers -- 13.8%
Anadarko Petroleum Corp. ...........................................     50,000     $ 2,191,500
EOG Resources, Inc. ................................................     41,500       2,699,575
Houston Exploration Company (a) ....................................     15,000         827,250
Pogo Producing Company .............................................     32,500       1,330,875
                                                                                    -----------
                                                                                      7,049,200
                                                                                    -----------

Oil & Gas Services -- 1.0%
Helmerich & Payne, Inc. ............................................     22,000         506,660
                                                                                    -----------

Regional Banks & Thrifts -- 7.9%
Cullen/Frost Bankers, Inc. .........................................     26,000       1,503,320
Sterling Financial Corp. ...........................................     24,157         783,412
SunTrust Banks, Inc. ...............................................     22,500       1,738,800
                                                                                    -----------
                                                                                      4,025,532
                                                                                    -----------

Transportation -- 2.8%
FedEx Corp. ........................................................     13,000       1,412,840
                                                                                    -----------

TOTAL COMMON STOCKS (Cost $35,938,423)                                              $49,165,394
                                                                                    -----------

-----------------------------------------------------------------------------------------------
                                                                                       Market
MONEY MARKETS -- 2.8%                                                   Shares         Value
-----------------------------------------------------------------------------------------------
AIM Short Term Treasury - Institutional Class (Cost $1,409,934) ....  1,409,934     $ 1,409,934
                                                                                    -----------

TOTAL INVESTMENT SECURITIES -- 99.4% (Cost $37,348,357) ............                $50,575,328

OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.6% ......................                    329,555
                                                                                    -----------

NET ASSETS -- 100.0% ...............................................                $50,904,883
                                                                                    ===========

(a)  Non-income producing security.

See Notes to Portfolios of Investments.

THE WESTPORT FUNDS
WESTPORT SELECT CAP FUND
PORTFOLIO OF INVESTMENTS
September 30, 2006 (Unaudited)
--------------------------------------------------------------------------------

                                                                                          Market
COMMON STOCKS -- 97.3%                                                   Shares           Value
---------------------------------------------------------------------------------------------------
Broadcasting/Cable TV/Advertising -- 1.8%
Cox Radio, Inc. - Class A(a) .......................................     861,900     $   13,230,165
Emmis Communications Corp.(a) ......................................     378,448          4,635,988
Young Broadcasting, Inc.(a) ........................................   1,003,100          2,307,130
                                                                                     --------------
                                                                                         20,173,283
                                                                                     --------------

Business Products & Services -- 11.6%
CACI International, Inc.(a) ........................................     584,800         32,169,847
Ceridian Corp.(a) ..................................................     585,000         13,080,600
IMS Health, Inc. ...................................................     715,615         19,063,984
Map Info Corp.(a) ..................................................   1,096,800         14,071,944
Perot Systems Corp. - Class A(a) ...................................   1,313,406         18,111,869
Synopsys, Inc.(a) ..................................................     975,500         19,236,860
TriZetto Group, Inc.(a) ............................................   1,014,863         15,365,026
                                                                                     --------------
                                                                                        131,100,130
                                                                                     --------------

Chemicals -- 1.6%
Delta & Pine Land Company ..........................................     439,058         17,781,849
                                                                                     --------------

Communications Equipment & Services -- 0.9%
General Communication, Inc. - Class A(a) ...........................     839,450         10,400,786
                                                                                     --------------

Consumer Products & Services -- 17.5%
Applebee's International, Inc.(a) ..................................     970,300         20,871,153
Big Lots, Inc.(a) ..................................................   1,360,906         26,959,548
Constellation Brands, Inc. - Class A(a) ............................     600,000         17,268,000
Darden Restaurants, Inc. ...........................................     865,000         36,736,550
Del Monte Foods Company ............................................   1,713,000         17,900,850
Orient Express Hotels Ltd. - Class A ...............................     979,100         36,598,758
Ruby Tuesday, Inc. .................................................     890,200         25,094,738
Saks, Inc. .........................................................     912,600         15,769,728
                                                                                     --------------
                                                                                        197,199,325
                                                                                     --------------

Healthcare Products & Services -- 13.0%
Caremark Rx, Inc. ..................................................   1,200,000         68,004,000
Triad Hospitals, Inc.(a) ...........................................     449,200         19,778,276
Universal Health Services, Inc. - Class B ..........................     985,200         59,043,036
                                                                                     --------------
                                                                                        146,825,312
                                                                                     --------------

Industrial Services -- 6.6%
DeVry, Inc.(a) .....................................................   1,275,000         27,119,250
ITT Educational Services, Inc.(a) ..................................     720,000         47,736,000
                                                                                     --------------
                                                                                         74,855,250
                                                                                     --------------

Industrial Specialty Products -- 13.8%
Charles River Laboratories International, Inc.(a) ..................     701,300         30,443,433
EMS Technologies, Inc.(a) ..........................................     254,013          4,770,364
Fairchild Semiconductor Corp.(a) ...................................     400,000          7,480,000

THE WESTPORT FUNDS
WESTPORT SELECT CAP FUND
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2006 (Unaudited)
--------------------------------------------------------------------------------

                                                                                          Market
COMMON STOCKS -- 97.3% (Continued)                                       Shares           Value
---------------------------------------------------------------------------------------------------
Industrial Specialty Products -- 13.8% (Continued)
Fisher Scientific International, Inc.(a) ...........................     400,500     $   31,335,120
JLG Industries, Inc. ...............................................     780,500         15,461,705
Precision Castparts Corp. ..........................................     676,600         42,734,056
QLogic Corp.(a) ....................................................     678,209         12,818,150
Rogers Corp.(a) ....................................................     164,800         10,176,400
                                                                                     --------------
                                                                                        155,219,228
                                                                                     --------------

Insurance -- 6.7%
Arthur J. Gallagher & Company ......................................     503,600         13,431,012
Brown & Brown, Inc. ................................................     765,200         23,384,512
Hilb, Rogal & Hobbs Company ........................................     900,000         38,385,000
                                                                                     --------------
                                                                                         75,200,524
                                                                                     --------------

Oil & Gas Producers -- 7.4%
Houston Exploration Company(a) .....................................     725,500         40,011,325
Pogo Producing Company .............................................     656,300         26,875,485
Stone Energy Corp.(a) ..............................................     400,000         16,192,000
                                                                                     --------------
                                                                                         83,078,810
                                                                                     --------------

Real Estate & Construction -- 1.3%
St. Joe Company (The) ..............................................     261,193         14,331,660
                                                                                     --------------

Regional Banks & Thrifts -- 8.9%
BankUnited Financial Corp. - Class A ...............................   1,088,700         28,382,409
Downey Financial Corp. .............................................     120,000          7,984,800
People's Bank ......................................................     623,375         24,691,884
Sterling Financial Corp. ...........................................     602,686         19,545,107
Taylor Capital Group, Inc. .........................................     261,059          7,714,293
The South Financial Group, Inc. ....................................     468,400         12,192,452
                                                                                     --------------
                                                                                        100,510,945
                                                                                     --------------

Security Products & Services -- 1.0%
Checkpoint Systems, Inc.(a) ........................................     686,600         11,335,766
                                                                                     --------------

Transportation -- 2.5%
EGL Inc.(a) ........................................................     313,011         11,406,121
Florida East Coast Industries, Inc. ................................     301,691         17,220,522
                                                                                     --------------
                                                                                         28,626,643
                                                                                     --------------

Other -- 2.7% ......................................................                     30,884,688
                                                                                     --------------

TOTAL COMMON STOCKS (Cost $618,871,560) ............................                 $1,097,524,199
                                                                                     --------------

THE WESTPORT FUNDS
WESTPORT SELECT CAP FUND
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2006 (Unaudited)
--------------------------------------------------------------------------------


                                                                                          Market
MONEY MARKETS -- 1.8%                                                    Shares           Value
---------------------------------------------------------------------------------------------------
AIM Short Term Treasury - Institutional Class (Cost $20,370,531) ...  20,370,531     $   20,370,531
                                                                                     --------------


                                                                                          Market
U.S. GOVERNMENT TREASURY OBLIGATIONS -- 0.7%                            Par Value         Value
---------------------------------------------------------------------------------------------------
U.S. Treasury Bill, 4.865%, 12/28/2006 (Cost $7,413,100) ...........  $7,500,000     $    7,413,615
                                                                                     --------------

TOTAL INVESTMENT SECURITIES -- 99.8% (Cost $646,655,191) ...........                 $1,125,308,345

OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.2% ......................                      1,807,570
                                                                                     --------------

NET ASSETS -- 100.0% ...............................................                 $1,127,115,915
                                                                                     ==============

(a)  Non-income producing security.

See Notes to Portfolios of Investments.

THE WESTPORT FUNDS
NOTES TO PORTFOLIOS OF INVESTMENTS
September 30, 2006 (Unaudited)
--------------------------------------------------------------------------------

Security valuation -- The Funds' portfolio securities are valued as of the close of business of the regular session of trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time). Securities traded on stock exchanges are valued at the last sale price and securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Securities traded in the over-the-counter market, and which are not quoted by NASDAQ, are valued at the last sale price, if available, otherwise, at the last quoted bid price. Securities for which market quotations are not readily available, or for which an available market quotation is determined not to be reliable, are valued at their fair value as determined in accordance with the valuation procedures approved by the Board of Trustees. Money market instruments and other debt securities with a remaining maturity of less than 60 days are valued at amortized cost, which approximates market.

Security transactions -- Security transactions are accounted for on the trade date. Securities sold are determined on a specific identification basis.

Federal Tax Information -- As of September 30, 2006, The Westport Funds had the following federal tax cost resulting in unrealized appreciation as follows:

-------------------------------------------------------------------------------------------------------------
                                   Federal        Gross Unrealized     Gross Unrealized       Net Unrealized
                                  Tax Cost          Appreciation         Depreciation          Appreciation
-------------------------------------------------------------------------------------------------------------
Westport Fund                $     37,358,921     $     14,799,481     $     (1,583,074)     $     13,216,407
-------------------------------------------------------------------------------------------------------------
Westport Select Cap Fund     $    646,717,331     $    509,383,444     $    (30,792,430)     $    478,591,014
-------------------------------------------------------------------------------------------------------------

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

The certifications required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      The Westport Funds

By (Signature and Title)


/s/ Edmund H. Nicklin, Jr.
---------------------------------------
Edmund H. Nicklin, Jr.
President

Date:  November 28, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)


/s/ Edmund H. Nicklin, Jr.
---------------------------------------
Edmund H. Nicklin, Jr.
President

Date:  November 28, 2006


By (Signature and Title)


/s/ Terry A. Wettergreen
---------------------------------------
Terry A. Wettergreen
Treasurer and Chief Financial Officer

Date:  November 28, 2006


                                       3